Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Definite-Lived Intangible Assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	4- 7
Trade name	4
Customer relationship	10
Finite-lived intangible assets:

	December 31, 2023	December 31, 2022

Original amounts:
Core technology	$15,950	$13,263
Trade name	3,900	3,900
Customer relationship	177	177
	20,027	17,340
Accumulated amortization:
Core technology	5,657	3,303
Trade name	3,738	2,763
Customer relationship	38	20
	9,433	6,086
Intangible assets, net
	$10,594	$11,254
a. Amortization expense amounted to $3,347, $2,826 and $1,971 for the years ended December 31, 2023, 2022 and 2021, respectively.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The expected future amortization expenses by year related to the intangible assets as of December 31, 2023 are as follows:

2024	$3,227
2025	3,060
2026	2,543
2027	1,281
2028 and thereafter	483
$10,594